Cash and balances with central bank - Summary of cash and balances with central bank (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and balances with central bank [abstract]
Amounts held at central banks	€ 104,870	€ 109,237
Cash and bank balances	1,650	1,851
Cash and balances with central banks	106,520	111,087	€ 53,202
Amounts held at central banks, amount of loan loss provisions	€ (6)	€ (3)